Eaton Vance

Emerging Markets Debt Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 70.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 4.0%
Republic of Albania, 3.50%, 10/9/25(1)	EUR	270	$322,193

Total Albania			$322,193

Argentina — 5.4%
Republic of Argentina, 6.25%, 11/9/47	EUR	320	$235,507
Republic of Argentina, 6.625%, 7/6/28	USD	270	190,688

Total Argentina			$426,195

Bahamas — 2.6%
Commonwealth of Bahamas, 5.75%, 1/16/24(1)	USD	200	$210,500

Total Bahamas			$210,500

Bahrain — 8.0%
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	200	$208,952
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	200	215,758
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	200	214,028

Total Bahrain			$638,738

Barbados — 2.5%
Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	350	$199,045

Total Barbados			$199,045

Benin — 2.8%
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	200	$222,638

Total Benin			$222,638

Brazil — 1.6%
Federative Republic of Brazil, 8.875%, 4/15/24	USD	100	$124,250

Total Brazil			$124,250

Colombia — 2.6%
Republic of Colombia, 5.00%, 6/15/45	USD	200	$209,802

Total Colombia			$209,802

Costa Rica — 1.5%
Costa Rica Government International Bond, 9.20%, 2/21/24(1)	USD	118	$122,561

Total Costa Rica			$122,561

Dominican Republic — 3.0%
Dominican Republic, 8.625%, 4/20/27(1)	USD	200	$235,250

Total Dominican Republic			$235,250

Egypt — 3.9%
Arab Republic of Egypt, 4.75%, 4/16/26(1)	EUR	100	$110,231
Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	200	203,956

Total Egypt			$314,187

Security	Principal Amount (000’s omitted)		Value
El Salvador — 2.6%
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	200	$207,750

Total El Salvador			$207,750

Fiji — 2.5%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	200	$199,989

Total Fiji			$199,989

Honduras — 3.8%
Republic of Honduras, 6.25%, 1/19/27(1)	USD	285	$301,031

Total Honduras			$301,031

Kenya — 2.5%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	200	$199,031

Total Kenya			$199,031

Lebanon — 0.6%
Lebanon Government International Bond, 6.60%, 11/27/26(1)	USD	45	$37,148
Lebanon Government International Bond, 6.85%, 3/23/27(1)	USD	16	13,235

Total Lebanon			$50,383

Macedonia — 2.5%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	170	$198,913

Total Macedonia			$198,913

Sri Lanka — 4.9%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	400	$388,232

Total Sri Lanka			$388,232

Turkey — 3.3%
Republic of Turkey, 7.625%, 4/26/29	USD	272	$265,219

Total Turkey			$265,219

Ukraine — 9.9%
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(1)(3)	USD	31	$19,876
Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	751	769,092

Total Ukraine			$788,968

Total Foreign Government Bonds (identified cost $5,754,820)			$5,624,875

Foreign Corporate Bonds — 8.4%

Security	Principal Amount (000’s omitted)		Value
Indonesia — 4.0%
Perusahaan Listrik Negara PT, 5.25%, 10/24/42(1)	USD	320	$317,200

Total Indonesia			$317,200

Mexico — 2.5%
Petroleos Mexicanos, 6.50%, 3/13/27	USD	200	$203,080

Total Mexico			$203,080

Security	Principal Amount (000’s omitted)		Value
Vietnam — 1.9%
Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	USD	200	$149,500

Total Vietnam			$149,500

Total Foreign Corporate Bonds (identified cost $651,855)			$669,780

Sovereign Loans — 11.7%
Borrower	Principal Amount (000’s omitted)		Value
Kenya — 4.1%
Government of Kenya, Term Loan, 9.36%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(4)		$325	$326,623

Total Kenya			$326,623

Nigeria — 2.5%
Bank of Industry Limited, Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(5)		$200	$200,077

Total Nigeria			$200,077

Tanzania — 5.1%
Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(4)		$400	$404,432

Total Tanzania			$404,432

Total Sovereign Loans (identified cost $919,774)			$931,132

Short-Term Investments — 5.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(6)		433,414	$433,414

Total Short-Term Investments (identified cost $433,392)			$433,414

Total Investments — 96.0% (identified cost $7,759,841)			$7,659,201

Other Assets, Less Liabilities — 4.0%			$322,129

Net Assets — 100.0%			$7,981,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $5,066,109 or 63.5% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $2,800.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	192,919	EUR	116,119	7/18/19	$1,988
USD	315,960	EUR	276,980	7/18/19	3,257
USD	222,164	EUR	197,548	8/30/19	(1,651)

					$3,594

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	238,524	USD	266,336	UBS AG	5/2/19	$1,193	$—
EUR	238,524	USD	268,476	UBS AG	5/2/19	—	(948)
USD	270,352	EUR	238,524	UBS AG	5/2/19	2,824	—
USD	266,336	EUR	238,524	UBS AG	5/2/19	—	(1,193)
USD	268,656	EUR	238,524	UBS AG	5/10/19	963	—
USD	3,141	EUR	2,768	Citibank, N.A.	5/17/19	32	—
USD	110,497	EUR	96,632	Citibank, N.A.	10/15/19	607	—

						$5,619	$(2,141)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	2	Short	6/6/19	$(298,189)	$(1,368)
U.S. 5-Year Treasury Note	14	Long	6/28/19	1,618,969	13,762
U.S. 10-Year Treasury Note	16	Long	6/19/19	1,978,750	22,750
U.S. Long Treasury Bond	3	Long	6/19/19	442,406	6,281
U.S. Ultra-Long Treasury Bond	5	Long	6/19/19	821,406	17,309

					$58,734

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	370	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	$(8,615)	$372	$(8,243)
EUR	66	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(4,553)	(14)	(4,567)
EUR	22	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(3,497)	562	(2,935)
EUR	50	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(5,917)	(44)	(5,961)
EUR	35	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	11/28/48	(4,058)	—	(4,058)
USD	4,000	Pays	3-month USD-LIBOR (pays quarterly)	2.61% (pays semi-annually)	3/11/21	15,613	165	15,778
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(6,370)	(21)	(6,391)
USD	19	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	35	—	35
USD	35	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	11	—	11
USD	5	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(82)	—	(82)
USD	20	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(244)	—	(244)
USD	10	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(147)	—	(147)
USD	35	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(479)	—	(479)
USD	213	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	5/17/28	(13,064)	32	(13,032)
USD	113	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(8,891)	—	(8,891)
USD	258	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(8,017)	—	(8,017)
USD	220	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(6,402)	—	(6,402)
USD	36	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(747)	—	(747)
USD	150	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(2,866)	—	(2,866)
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	3/11/29	(18,417)	1,428	(16,989)
USD	145	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(1,825)	1,363	(462)
USD	214	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	(633)	—	(633)
USD	155	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(9)	—	(9)
USD	9	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(972)	(67)	(1,039)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	$(5,988)	$—	$(5,988)
USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(4,215)	(50)	(4,265)

						$(90,349)	$3,726	$(86,623)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Argentina	$20	5.00% (pays quarterly)(1)	6/20/20	15.77%	$(2,133)	$2,644	$511
Brazil	200	1.00% (pays quarterly)(1)	6/20/24	1.72	(6,511)	6,180	(331)
Mexico	200	1.00% (pays quarterly)(1)	6/20/24	1.12	(958)	2,623	1,665
Russia	200	1.00% (pays quarterly)(1)	6/20/24	1.25	(2,107)	2,906	799

Total	$620				$(11,709)	$14,353	$2,644

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $620,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At April 30, 2019 the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps (Centrally Cleared)	$—	$(11,709)

Total		$—	$(11,709)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$5,619	$(2,141)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	5,245	(1,651)

Total		$10,864	$(3,792)

Interest Rate	Futures Contracts	$60,102	$(1,368)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	15,659	(106,008)

Total		$75,761	$(107,376)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$5,624,875	$—	$5,624,875
Foreign Corporate Bonds	—	669,780	—	669,780
Sovereign Loans	—	931,132	—	931,132
Short-Term Investments	—	433,414	—	433,414
Total Investments	$—	$7,659,201	$—	$7,659,201
Forward Foreign Currency Exchange Contracts	$—	$10,864	$—	$10,864
Futures Contracts	60,102	—	—	60,102
Swap Contracts	—	15,659	—	15,659
Total	$60,102	$7,685,724	$—	$7,745,826

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,792)	$—	$(3,792)
Futures Contracts	(1,368)	—	—	(1,368)
Swap Contracts	—	(117,717)	—	(117,717)
Total	$(1,368)	$(121,509)	$—	$(122,877)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.